Long-term Investments - Carrying Value of Equity Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Total carrying value of the equity securities
Initial cost basis	$ 738,035	$ 555,153
Upward adjustments	81,458	42,877
Downward adjustments (impairment only)	(254,416)	(23,557)
Foreign currency translation	(6,475)	(3,854)
Total carrying value at the end of the period	$ 558,602	$ 570,619